Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
4.	Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

At December 31,	2019	2020
	(’000)	(’000)
At cost:
Land	$339	$363
Buildings	24,978	26,740
Machinery and equipment	395	643
Leasehold improvements	5,944	6,456
Furniture and fixtures	245	272
Motor vehicles	274	278
Total	32,175	34,752
Less: accumulated depreciation	(6,247)	(8,335)
Construction in process	22	151
Net book value	$25,950	$26,568

Depreciation expenses were $3.8 million, $1.2 million and $1.6 million for the years ended December 31, 2018, 2019 and 2020, respectively.

Buildings of $12.8 million (2019: $12.8 million) have been pledged to banks to obtain loan facilities as of December 31, 2020 (See Note 9).

In October 2018, the Company signed a rental agreement to lease the former site of Wuxi factories to a third party. The term of the lease is 12 years, with 10 months of rent-free incentive from the date the property is handed over. The property was handed over to the tenant in February 2019.